Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Inventories [Abstarct]
Schedule of Inventories	Inventories consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Spare parts and other materials	3,803,085	3,569,211
Work-in-progress	18,889,076	37,350,003
	22,692,161	40,919,214